UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2010
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 8, 2010

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 84

Form 13F Information Table Value Total: $848,850,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100     4439  1186998 SH       SOLE                  1186998
ADFITECH INC                   COM              00687B105     1182   454760 SH       SOLE                   454760
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    20688   683220 SH       SOLE                   683220
ALPINE GLOBAL PREMIER PPTYS    COM SBI          02083A103     6414   970307 SH       SOLE                   970307
ALLEGHENY ENERGY INC           COM              017361106    24783  1010723 SH       SOLE                  1010723
BLACKROCK LTD DURATION INC T   COM SHS          09249W101    12784   743247 SH       SOLE                   743247
BP PLC                         SPONSORED ADR    055622104    11669   283433 SH       SOLE                   283433
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2615       21 SH       SOLE                       21
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    23849   288444 SH       SOLE                   288444
BLACKROCK CREDIT ALL INC TR    COM              092508100     7135   543440 SH       SOLE                   543440
CROWN HOLDINGS INC             COM              228368106    12663   441830 SH       SOLE                   441830
COMCAST CORP NEW               Cl A             20030N101     6934   383536 SH       SOLE                   383536
COMCAST CORP NEW               CL A SPL         20030N200    11116   653510 SH       SOLE                   653510
CNA FINL CORP                  COM              126117100    26995   964456 SH       SOLE                   964456
CRYSTAL ROCK HLDGS INC         COM              22940F103      788  1125682 SH       SOLE                  1125682
DU PONT E I DE NEMOURS & CO    COM              263534109     5455   122257 SH       SOLE                   122257
DST SYS INC DEL                COM              233326107     1600    35681 SH       SOLE                    35681
EDISON INTL                    COM              281020107    19139   556526 SH       SOLE                   556526
EXCEL TR INC                   COM              30068C109     8577   761064 SH       SOLE                   761064
FIRST OPPORTUNITY FD INC       COM              33587T108     1409   215714 SH       SOLE                   215714
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    11603    28501 SH       SOLE                    28501
FRANKLIN UNVL TR               SH BEN INT       355145103     6177   947411 SH       SOLE                   947411
WESTERN ASSET VAR RT STRG FD   COM              957667108     7277   457938 SH       SOLE                   457938
GENERAL COMMUNICATION INC      CL A             369385109    27764  2784728 SH       SOLE                  2784728
GRAPHIC PACKAGING HLDG CO      COM              388689101     7100  2125695 SH       SOLE                  2125695
HOOPER HOLMES INC              COM              439104100     4548  6405358 SH       SOLE                  6405358
HELIOS MULTI SEC HI INC FD I   COM NEW          42327Y202     2621   522163 SH       SOLE                   522163
HUDSON PAC PPTYS INC           COM              444097109     2315   141401 SH       SOLE                   141401
HUNTSMAN CORP                  COM              447011107     2118   183230 SH       SOLE                   183230
INVESCO INSURED CALI MUNI SE   COM              46130W105     2950   215192 SH       SOLE                   215192
NUVEEN FLOATING RATE INCOME    COM              67072T108     1960   176537 SH       SOLE                   176537
NUVEEN MULT CURR ST GV INCM    COM              67090N109     5966   405307 SH       SOLE                   405307
JOHNSON & JOHNSON              COM              478160104    20786   335480 SH       SOLE                   335480
JPMORGAN CHASE & CO            COM              46625H100    16955   445471 SH       SOLE                   445471
LOEWS CORP                     COM              540424108    16789   442973 SH       SOLE                   442973
LIBERTY GLOBAL INC             COM SER A        530555101      831    26982 SH       SOLE                    26982
LIBERTY GLOBAL INC             COM SER C        530555309    18137   593484 SH       SOLE                   593484
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    35810   687867 SH       SOLE                   687867
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      223   237058 SH       SOLE                   237058
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105     3410   514318 SH       SOLE                   514318
MFS CHARTER INCOME TR          SH BEN INT       552727109     7190   735183 SH       SOLE                   735183
MFS MULTIMARKET INCOME TR      SH BEN INT       552737108     6234   895761 SH       SOLE                   895761
MCCLATCHY CO                   CL A             579489105        0    17380 SH       SOLE                    17380
MTR GAMING GROUP INC           COM              553769100     2300  1329342 SH       SOLE                  1329342
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    14501   837240 SH       SOLE                   837240
MERCK & CO INC NEW             COM              58933Y105    16743   454854 SH       SOLE                   454854
MICROSOFT CORP                 COM              594918104    19147   781826 SH       SOLE                   781826
MONTGOMERY STR INCOME SECS I   COM              614115103     2058   126038 SH       SOLE                   126038
NEWCASTLE INVT CORP            COM              65105M108     1417   457226 SH       SOLE                   457226
OWENS ILL INC                  COM NEW          690768403    15915   567191 SH       SOLE                   567191
PENSKE AUTOMOTIVE GRP INC      COM              70959W103      1352  102461 SH       SOLE                  102461
PRESTIGE BRANDS HLDGS INC      COM              74112D101     2489   251664 SH       SOLE                   251664
PARK OHIO HLDGS CORP           COM              700666100     5205   391368 SH       SOLE                   391368
PARKWAY PPTYS INC              COM              70159Q104     5870   396610 SH       SOLE                   396610
Q E P INC                      COM              74727K102     4142   352497 SH       SOLE                   352497
ROCK-TENN CO                   CL A             772739207    13305   267110 SH       SOLE                   267110
SANDRIDGE ENERGY INC           COM              80007P307    11844  2085274 SH       SOLE                  2085274
SAFEGUARD SCIENTIFICS INC      COM NEW          786449207     4088   326253 SH       SOLE                   326253
ISTAR FINL INC                 COM              45031U101        0    35180 SH       SOLE                    35180
SPECTRUM BRANDS INC            COM NEW          84762L204     5657   208134 SH       SOLE                   208134
SEMPRA ENERGY                  COM              816851109     7917   147163 SH       SOLE                   147163
SOUTHERN UN CO NEW             COM              844030106      451    18762 SH       SOLE                    18762
SAFEWAY INC                    COM NEW          786514208    16839   795792 SH       SOLE                   795792
TORCHMARK CORP                 COM              891027104    17677   332648 SH       SOLE                   332648
TERRENO RLTY CORP              COM              88146M101     9989   548269 SH       SOLE                   548269
TRAVELERS COMPANIES INC        COM              89417E109    16919   324734 SH       SOLE                   324734
TESORO CORP                    COM              881609101     9338   698947 SH       SOLE                   698947
UNITRIN INC                    COM              913275103    19496   799345 SH       SOLE                   799345
VALERO ENERGY CORP NEW         COM              91913Y100    15406   879861 SH       SOLE                   879861
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    27084  1091650 SH       SOLE                  1091650
WELLS FARGO & CO NEW           COM              949746101    13453   535766 SH       SOLE                   535766
WINN DIXIE STORES INC          COM NEW          974280307    10701  1500811 SH       SOLE                  1500811
WILMINGTON TRUST CORP          COM              971807102     5522   614948 SH       SOLE                   614948
WILLIAMS COS INC DEL           COM              969457100    10765   563314 SH       SOLE                   563314
WESCO FINL CORP                COM              950817106    13220    36911 SH       SOLE                    36911
WHITE MTNS INS GROUP LTD       COM              G9618E107    17980    58289 SH       SOLE                    58289
XL CAP LTD                     CL A             G98255105    28875  1333087 SH       SOLE                  1333087
YRC WORLDWIDE INC              COM              984249102     6582 26327203 SH       SOLE                 26327203
ASBURY AUTOMOTIVE GROUP INC    NOTE 3.000% 9/1  043436AG9     5720  5861000 SH       SOLE                  5861000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0     3236  3350000 SH       SOLE                  3350000
DST SYS INC DEL                DBCV 4.125% 8/1  233326AE7     1267  1149000 SH       SOLE                  1149000
NII HLDGS INC                  NOTE 3.125% 6/1  62913FAJ1    19360 19940000 SH       SOLE                 19940000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4    10862 21891000 SH       SOLE                 21891000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    15160 15364000 SH       SOLE                 15364000